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Cavalier Fundamental Growth Fund
Cavalier Fundamental Growth Fund
INVESTMENT OBJECTIVES
The Cavalier Fundamental Growth Fund (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled Class A shares on page 21 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Additional Purchase and Redemption Information on page 30 .

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cavalier Fundamental Growth Fund	Institutional Class Shares	Class C Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	4.50%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	1.00%	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cavalier Fundamental Growth Fund		Institutional Class Shares	Class C Shares	Class A Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b‑1) Fees		none	1.00%	0.25%
Other Expenses		0.46%	0.46%	0.46%
Interest Expense on securities on margin		0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	[1],[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.48%	2.48%	1.73%
Less Fee Waiver and/or Expense Limitation	[3]	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation		1.27%	2.27%	1.52%
[1]	"Acquired Fund Fees and Expenses: are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Restated and estimated to reflect the Fund's current fees.
[3]	Cavalier Investments, LLC, the investment advisor to the Fund (the "Advisor"), has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)) to not more than 1.25%, 2.25%, and 1.50% of the average daily net assets of the Institutional, Class C, and Class A shares of the Fund, respectively. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The expense limitation agreement runs through September 30, 2021 and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the expense limitation agreement.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through September 30, 2021.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Cavalier Fundamental Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	129	447	788	1,750
Class C Shares	330	753	1,302	2,800
Class A Shares	598	951	1,328	2,382

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Cavalier Fundamental Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	129	447	788	1,750
Class C Shares	230	753	1,302	2,800
Class A Shares	598	951	1,328	2,382

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended May 31, 2020, the Fund’s portfolio turnover rate was 72.71 % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Advisor seeks to achieve the Fund’s investment objective of capital appreciation by principally investing in domestic stocks that the Advisor believes to have above-average growth potential relative to their peers. The Advisor uses a proprietary screening system that incorporates quantitative and fundamental analysis in order to construct the Fund’s portfolio. The Fund is considered “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund invests principally in domestic common stocks and is not limited in its investments by market capitalization.  The Fund may invest in other investment companies, including mutual funds and exchange traded funds that are registered under the 1940 Act and not affiliated with the Fund (“Portfolio Funds”).

The Advisor utilizes a screening and selection process to build a portfolio of quality domestic growth stocks, which includes a select group of growth stocks that the Advisor believes have the potential for revenue growth rates higher than their peers.

First, the Advisor employs quantitative analysis of individual stock metrics in order to select stocks with quality and/or growth characteristics.  Quality metrics may include earnings variability, return on equity, and debt to equity ratio.  Growth metrics may include revenue growth rates and companies with above average earnings growth.  Second, the Advisor will select approximately 30-40 stocks from this universe with an emphasis on companies that the Advisor believes may have a competitive advantage (such as strong products in industries with high barriers to entry), sustainable earnings growth rates, growth of free cash flow, and/or potential for a high return on capital.  This selection of 30-40 holdings is constructed to diversify across sectors and industries where current opportunities are viewed as favorable.  The portfolio is generally equally weighted   based on the security’s market value .

The Fund may employ a risk management strategy intended to manage the volatility of the Fund’s returns and reduce the overall risk of investing in the Fund. When employing this risk management strategy, the Fund may allocate a significant percentage of its assets to cash and cash equivalents. When employing the risk management strategy, in addition to cash, the Fund may utilize a hedge overlay for downside protection, which will include ETFs that have exposure to changes in volatility or offer inverse performance to equity markets (inverse ETFs) .  In order to effectively execute the hedge overlay, when the Fund is not employing the risk management strategy, the Advisor will generally maintain an approximately 10% position in a broad market equity ETF , and the assets allocated to this broad market equity ETF are reallocated to the risk management strategy investments in times of market stress.  The hedge overlay will be used when the Advisor believes there is the potential for higher risk of loss in equity markets.

The Advisor may sell a portfolio security when its reward/risk measures weaken, the fundamentals of the stock change, to pursue opportunities that the Advisor believes will be of greater benefit to the Fund, or to rebalance the Fund’s portfolio.  As a result of its strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund’s performance due to higher transactions costs and higher taxes. Portfolio turnover will not be a limiting factor in making investment decisions.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund will be subject to the following principal risks:

Common Stock Risk.  The Fund’s investments in shares of common stock, both directly and indirectly through the Fund’s investment in shares of other investment companies, may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks. There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds. The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Equity Securities Risk.  Investments by the Portfolio Funds in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

ETFs Risk.  The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly. The Fund and, indirectly, shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale.

Inverse ETF Risk. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Cash and Cash Equivalents Risk . At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Managed Volatility Risk . Techniques used by Advisor to manage the volatility of the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the Fund’s participation in market gains, particularly during periods where market values are increasing but market volatility is high. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the volatility management techniques in a timely manner.

Fund Investing Risk.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.

Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the best interest of the Fund and its shareholders to do so without regard to the length of time they have been held. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Quantitative Model Risk.  Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.

COVID-19 Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index. Although Class A and Class C shares would have similar annual returns because they have the same total annual fund operating expenses, Class A and Class C shares average annual total returns would be lower than those shown for Institutional Class Shares in the table because Class A and Class C shares generally have higher expenses than Institutional Class Shares. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund changed its investment strategy effective September 7, 2020. Performance information for periods prior to September 7, 2020 does not reflect the Fund’s current investment strategy. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available online at http://www.ncfunds.com/fundpages/872.htm for the Institutional Class Shares, http://www.ncfunds.com/fundpages/873.htm for the Class C Shares, and http://www.ncfunds.com/fundpages/877.htm for the Class A Shares.

Institutional Class Calendar Year Returns

During the periods shown in the bar chart above the Fund’s highest quarterly return was 17.05% (quarter ended March 31, 2019 ) and the Fund’s lowest quarterly return was -25.65% (quarter ended December 31, 2018 ). The Fund’s year-to-date return as of June 30, 2020 was -0.42%.

Average Annual Total Returns Periods Ended December 31, 2019
Average Annual Returns - Cavalier Fundamental Growth Fund	Label	1 Year		5 Years		Since Inception	[1]	Inception Date
Institutional Class Shares	Institutional Class Shares Before taxes	29.49%		6.80%		8.22%		Oct. 17, 2013
Class C Shares	Class C Shares Before taxes	28.14%		5.75%		7.43%		Nov. 04, 2013
Class A Shares	Class A Shares Before taxes	29.21%				(0.37%)
After Taxes on Distributions | Institutional Class Shares	Institutional Class Shares After taxes on distributions	29.47%		6.17%		7.70%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares	Institutional Class Shares After taxes on distributions and sale of shares	16.69%		5.46%		6.75%
Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)	Morningstar Moderate Aggressive Target Risk TR Index (reflects no deductions for fees and expenses)	22.95%	[2]	7.96%	[2]	7.80%	[2]
S&P Global Broad Market TR Index (reflects no deductions for fees and expenses)	S&P Global Broad Market TR Index (reflects no deductions for fees and expenses)	26.76%		8.87%		8.53%
[1]	October 17, 2013 for Institutional Class Shares , March 13, 2018 for Class A Shares, and November 4, 2013 for Class C Shares.
[2]	In prior prospectuses, the Fund compared its performance against the S&P Global Broad Market TR Index. The Advisor believes the Morningstar Moderate Aggressive Target Risk TR Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the S&P Global Broad Market TR Index as the Fund will utilize a hedge overlay and may result in higher allocations to cash or other hedges not included in the S&P Global Broad Market TR Index and, therefore, the Morningstar Moderate Aggressive Target Risk TR Index will replace the S&P Global Broad Market TR Index in future comparisons.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.